Description of Business / Organization (Details) - USD ($)	1 Months Ended				6 Months Ended	12 Months Ended
	Jul. 08, 2015	May. 31, 2015	Apr. 30, 2015	Sep. 30, 2014	Jun. 30, 2015	Dec. 31, 2014	Mar. 16, 2015	Jun. 30, 2014	Dec. 31, 2013	Jul. 01, 2013	Dec. 31, 2012
Description of Business (Textual)
Cancellation of shares in reverse merger										2,410,400
Consumtion of oil and gas description					The FP250 has been designed to operate on fuels from 100% combustible gas down to concentrations of 5% or less combustible gas content.	The FP250 has been designed to operate on fuels from 100% combustible gas down to concentrations of 5% or less combustible gas content.
Short term liabilities					$ 3,491,000	$ 1,731,000			$ 1,494,000
Increase in capital				$ 4,000,000
Cash and cash equivalents					$ 3,230,000	$ 2,176,000		$ 446,000	$ 1,201,000		$ 93,000
Forward stock split					30-for-1
Unrestricted cash balance					$ 3,200,000
Common stock, par value					$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, par value					$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares authorized					4,000,000	4,000,000			200,000,000
Preferred stock, shares authorized					1,000,000	1,000,000			10,000,000
Further capital raises to quarter 2		$ 5,800,000	$ 5,800,000
Reverse stock split					1-for-50
Subsequent Event [Member]
Description of Business (Textual)
Cash and cash equivalents							$ 800,000
Restricted cash							50,000
Unrestricted cash balance							$ 800,000
Reverse stock split	1-for-50